October 22, 2012

Deborah O’Neal-Johnson, Esquire

U.S. Securities & Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re: T. Rowe Price U.S. Treasury Funds, Inc.

 on behalf of the following series:

 T. Rowe Price U.S. Treasury Intermediate Fund

 T. Rowe Price U.S. Treasury Long-Term Fund

 T. Rowe Price U.S. Treasury Money Fund

 (collectively “the funds”)

 File Nos.: 033-30531/811-5860

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, we are hereby filing interactive data files that contain the risk/return summary information set forth in response to Items 2, 3, and 4 of Form N-1A. The information in these eXtensible Business Reporting Language (“XBRL”) exhibits relates to the risk/return information presented in the revised prospectus that was filed under Rule 497 on October 9, 2012.

Please contact me at 410-345-6628, or in my absence, Brian R. Poole, at 410-345-6646, if we may be of further assistance.

Sincerely,

/s/Gina Hogan

Gina Hogan